Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition of Weni [Member]
Business Combination [Line Items]
Summary of Purchase Price Allocation to Identifiable Assets Acquired and Net Liabilities Assumed

The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed based on their respective estimated fair values.

Fair value of net tangible assets and liabilities:	Thousands of US$
Cash and cash equivalents	97
Trade receivables	1,525
Other current and non-current assets	73
Property and equipment	45
Accounts payable	(1,004)
Other current and non-current liabilities	(704)
Fair value of identifiable intangible assets (i)	1,115
Goodwill (ii)	2,906
Total consideration	4,053
(i)
The intangible assets acquired comprises of:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	With or without method	878	8.5
Software	Multi-Period Excess Earnings	237	5.9
(ii)
The goodwill is attributable to the workforce and synergies of the acquired business. Weni was merged into VTEX Brazil in January 2025, after which goodwill amortization became deductible for tax purposes.

Acquisition of Newtail [Member]
Business Combination [Line Items]
Summary of Purchase Price Allocation to Identifiable Assets Acquired and Net Liabilities Assumed

The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed based on their respective estimated fair values.

Fair value of net tangible assets and liabilities:	Thousands of US$
Cash and cash equivalents	32
Trade receivables	387
Other current and non-current assets	63
Property and equipment	6
Accounts payable	(356)
Other current and non-current liabilities	(68)
Fair value of identifiable intangible assets (i)	1,440
Goodwill (ii)	2,496
Total consideration	4,000
(i)
The intangible assets acquired comprises of:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-Period Excess Earnings	155	4.0
Developed technology	Replacement cost	1,285	5.8
(ii)
The goodwill is attributable to the workforce and synergies of the acquired business. At the acquisition date, goodwill is not deductible for tax purposes. The Group merged Newtail into VTEX Brazil in July 2025, after which goodwill amortization became deductible for tax purposes.